Description of Business and Liquidity (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 11, 2024	Apr. 07, 2023	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 25, 2025	Mar. 10, 2025
Defined Benefit Plan Disclosure [Line Items]
Proposed sale of common stock	$ 10,000,000							$ 11,324,372	$ 4,615,789
Cash				$ 1,513,224				1,513,224
Net loss				8,615,920			$ 2,184,500	46,622,106	$ 9,645,482
Accumulated deficit				$ 97,230,551		$ 50,608,445		$ 97,230,551		$ 50,608,445
NEONC TECHNOLOGIES HOLDINGS, INC.
Defined Benefit Plan Disclosure [Line Items]
Proposed sale of common stock	$ 10,000,000
Purchased shares of common stock		10,500,000								560,000
Cash						64,893				$ 64,893
Net loss										11,898,464	$ 14,921,065
Accumulated deficit						$ 50,608,445				$ 50,608,445	$ 38,709,981
Aggregate shares										5,500,000
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Purchased shares of common stock			102,750		102,750	625,000
Share price			$ 16		$ 16	$ 16				$ 16
Total commitments			$ 1,644,000		$ 1,644,000	$ 10,000,000				$ 10,000,000
Escrow released												$ 11,644,005	$ 11,644,000
Investor [Member] | NEONC TECHNOLOGIES HOLDINGS, INC.
Defined Benefit Plan Disclosure [Line Items]
Purchased shares of common stock										624,999
Share price						$ 16				$ 16
Total commitments						$ 10,000,000				$ 10,000,000